Debt	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Debt	Debt
As of June 30, 2021, the principal amount of our outstanding indebtedness totaled $28.3 billion, which excluded fair value adjustments of $11.4 million and debt issuance costs, debt discounts and debt premium of $203.7 million, and our undrawn lines of credit and other available secured debt were approximately $6.1 billion, availability of which is subject to certain conditions, including compliance with certain financial covenants. As of June 30, 2021, we remained in compliance with the financial covenants across our various debt obligations.
The following table provides a summary of our indebtedness as of June 30, 2021 and December 31, 2020:

	June 30, 2021						December 31, 2020
Debt obligation	Collateral (Number of aircraft)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate (a)	Maturity	Amount outstanding
Unsecured
ILFC Legacy Notes		$1,034,274	$—	$1,034,274	6.63%	2022	$1,198,888
AerCap Trust (b) & AICDC (c) Notes		13,253,097	—	13,253,097	4.07%	2021-2028	12,797,126
Asia Revolving Credit Facility		950,000	950,000	—	—	2022	—
Citi Revolving Credit Facility		4,000,000	4,000,000	—	—	2024	—
Other unsecured debt		1,717,125	—	1,717,125	1.93%	2022-2023	1,759,000
Fair value adjustment				13,038			21,716
TOTAL UNSECURED		$20,954,496	$4,950,000	$16,017,534			$15,776,730
Secured
Export credit facilities (d)	33	1,256,251	—	1,256,251	2.06%	2023-2033	1,023,912
Institutional secured term loans & secured portfolio loans	184	6,710,679	—	6,710,679	2.59%	2022-2032	6,989,633
AerFunding Revolving Credit Facility	36	2,075,000	779,045	1,295,955	2.83%	2025	2,074,881
Other secured debt	23	1,057,786	327,772	730,014	3.22%	2021-2039	778,273
Fair value adjustment				(1,406)			(1,827)
TOTAL SECURED		$11,099,716	$1,106,817	$9,991,493			$10,864,872
Subordinated
Subordinated Notes		2,250,000	—	2,250,000	5.07%	2025-2079	2,250,000
Subordinated debt issued by joint ventures		43,521	—	43,521	—	2023-2026	43,521
Fair value adjustment				(217)			(219)
TOTAL SUBORDINATED		$2,293,521	$—	$2,293,304			$2,293,302
Debt issuance costs, debt discounts and debt premium				(203,711)			(192,823)
	276	$34,347,733	$6,056,817	$28,098,620			$28,742,081

(a)The weighted average interest rate for our floating rate debt is calculated based on the U.S. dollar LIBOR rate as of the last interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs, debt discounts and debt premium. The institutional secured term loans and secured portfolio loans also contain base rate alternatives.
(b)AerCap Global Aviation Trust, a Delaware Statutory Trust (“AerCap Trust”).
(c)AerCap Ireland Capital Designated Activity Company, a designated activity company with limited liability incorporated under the laws of Ireland (“AICDC”).
(d)An additional $0.8 billion of commitment has been approved by the Export Credit Agencies, subject to customary conditions at drawdown.
Additional details of the principal terms of our indebtedness can be found in our Annual Report on Form 20-F for the year ended December 31, 2020, filed with the SEC on March 2, 2021. The material changes to our indebtedness since the filing of that report, except for scheduled repayments, are described below.
AerCap Trust & AICDC Notes and ILFC Legacy Notes
In January 2021, AerCap Trust and AICDC co-issued $1.0 billion aggregate principal amount of 1.75% Senior Notes due 2026 (“January Notes Offering”). The proceeds from the January Notes Offering will be used for general corporate purposes.
In February 2021, AerCap Trust and AICDC repurchased and retired $544.0 million aggregate principal amount of 4.50% Senior Notes due 2021 for an aggregate total consideration of approximately $555.4 million.
Revolving Credit Facility
On March 30, 2021, AerCap and AICDC entered into a $4.35 billion unsecured revolving credit agreement (the “Revolving Credit Facility”) with a syndicate of lenders and Citibank N.A., as administrative agent, and a maturity of the earlier of September 30, 2025 and the date that is four years after the closing of the GECAS Transaction.
The obligations under the Revolving Credit Facility are guaranteed by AerCap and certain of its subsidiaries. Availability of borrowings under the Revolving Credit Facility is subject to the closing of the GECAS Transaction.
The Revolving Credit Facility contains covenants customary for unsecured financings of this type that will apply from and after the closing of the GECAS Transaction, including financial covenants that require us to maintain compliance with a maximum ratio of consolidated indebtedness to shareholders’ equity, a minimum fixed charge coverage ratio and a maximum ratio of unencumbered assets to certain financial indebtedness. The Revolving Credit Facility also contain covenants that will apply from and after the closing of the GECAS Transaction that, among other things, restrict, subject to certain exceptions, the ability of AerCap to sell assets, make certain restricted payments and incur certain liens.
Bridge Credit Facility and Term Loan Credit Facility
On March 30, 2021, AerCap and AICDC entered into a $19.0 billion 364-day unsecured Bridge Credit Agreement (the “Bridge Credit Facility”) and a $5.0 billion twelve-month Term Loan Credit Agreement (together with the Bridge Credit Facility, the “GECAS Transaction Financings”), each with a syndicate of lenders and Citibank, N.A., as administrative agent. Commitment costs relating to the GECAS Transaction Financings are capitalized and included in other assets. Please refer to Note 8—Other assets. The amortization of commitment costs is included in transaction-related expenses. Please refer to Note 15—Transaction-related expenses. The obligations under each of the GECAS Transaction Financings are guaranteed by AerCap and certain of its subsidiaries. The proceeds from the GECAS Transaction Financings will be used to finance the GECAS Transaction, unless alternative debt financing is obtained prior to closing of the GECAS Transaction.
As of June 30, 2021 there were no loans outstanding under the GECAS Transaction Financings. In addition to the satisfaction of other customary conditions precedent, the availability of loans under the GECAS Transaction Financings is subject to the closing of the GECAS Transaction. The GECAS Transaction Financings contain covenants customary for unsecured financings of this type that will apply from and after the closing of the GECAS Transaction, including financial covenants that require us to maintain compliance with a maximum ratio of consolidated indebtedness to shareholders’ equity, a minimum fixed charge coverage ratio and a maximum ratio of unencumbered assets to certain financial indebtedness. The GECAS Transaction Financings also contain covenants that will apply from and after the closing of the GECAS Transaction that, among other things, restrict, subject to certain exceptions, the ability of AerCap to sell assets, make certain restricted payments and incur certain liens.